Exploration and Evaluation Assets (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance	$ 11,211,757	$ 10,319,511
Additions	96,965	892,246
Deductions	(1)
Closing balance	11,308,721	11,211,757
Opening balance	50,219,882	48,286,318
Professional/technical fees	143,075	276,305
Claim maintenance/lease costs	169,651	159,942
Geochemical, metallurgy	3,929	22,639
Travel and accommodation	155,195	256,641
Geology, geophysics and exploration	307,712	299,960
Supplies and miscellaneous	310,804	196,508
Environmental and permit	640,541	741,436
Value-added tax (Note 4)	251,775	308,457
Refund - Value-added tax	(396,209)	(506,394)
Total deferred exploration costs during the year	1,586,473	1,933,564
Closing balance	51,806,355	50,219,882
Total exploration and evaluation assets	63,115,076	61,431,639
Drilling and related costs		178,070
Tuligtic [Member]
IfrsStatementLineItems [Line Items]
Opening balance	11,211,756	10,319,510
Additions	96,965	892,246
Deductions
Closing balance	11,308,721	11,211,756
Opening balance	50,219,882	48,286,318
Professional/technical fees	143,075	276,305
Claim maintenance/lease costs	169,651	159,942
Geochemical, metallurgy	3,929	22,639
Travel and accommodation	155,195	256,641
Geology, geophysics and exploration	307,712	299,960
Supplies and miscellaneous	310,804	196,508
Environmental and permit	640,541	741,436
Value-added tax (Note 4)	251,775	308,457
Refund - Value-added tax	(396,209)	(506,394)
Total deferred exploration costs during the year	1,586,473	1,933,564
Closing balance	51,806,355	50,219,882
Total exploration and evaluation assets	63,115,076	61,431,638
Drilling and related costs		178,070
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Opening balance	1	1
Additions
Deductions	(1)
Closing balance		1
Opening balance
Professional/technical fees
Claim maintenance/lease costs
Geochemical, metallurgy
Travel and accommodation
Geology, geophysics and exploration
Supplies and miscellaneous
Environmental and permit
Refund - Value-added tax
Total deferred exploration costs during the year
Closing balance
Total exploration and evaluation assets		1
Drilling and related costs